RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Salaries and consulting fees	$2,521	$2,094
Share-based compensation	5,155	3,939
Total key management compensation	$7,676	$6,033